Overview of the Company (Tables)	12 Months Ended
Mar. 31, 2023
Overview of the Company [Abstract]
Schedule of Subsidiaries of the Company	Particulars of subsidiaries of the Company as of March 31, 2023 are as below:
	Place of incorporation	Issued share	Principal	Percentage of shareholding%
Company	and operation	capital	activities	Direct	Indirect
Sweet Lollipop Co., Ltd.	British Virgin Islands	US$50,000	Investment holding	100%	—
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”)	Hong Kong	HK$10,000	Investment holding	—	100%
HangZhou Longyun Network Technology Co., Ltd (“HangZhou Longyun”)(1)	People’s Republic of China (“PRC”)	RMB7,745,000	Crowdfunding and incubation business	—	—
Hangzhou Dacheng Investment Management Co., Ltd. (“Hangzhou Dacheng”)(1)	PRC	RMB47,497,000	Investment holding	—	—
Dacheng Liantong Zhejiang Information Technology Co., Ltd (“Dacheng Liantong”)(1)	PRC	RMB8,000,000	Supply chain management platform services	—	—
Hangzhou Xuzhihang Supply Chain Management Co., Ltd. (“Hangzhou Xuzhihang”)(1)	PRC	RMB1,000,000	Supply chain management platform services	—	—
Meta Rich Limited	British Virgin Islands	US$1	Investment holding	—	100%
LSQ Capital Limited	Hong Kong	HK$2,000,000	Advising on securities and asset management	—	100%
Metalpha Limited (“Metalpha”)(2)	British Virgin Islands	US$4,000,000	Proprietary trading of digital assets	—	100%
LSQ Investment Limited	Hong Kong	HK$1	Inactive	—	100%
Hangzhou Taikexi Dacheng Automobile Technology Service Co. Ltd.(“Taikexi”)(1)	PRC	RMB8,700,000	Inactive	—	—
Shenzhen Guanpeng International Technology Co. Ltd (“Guanpeng”)(3)	PRC	RMB510,000	Inactive	—	—
(1)	The subsidiaries, HangZhou Dacheng, HangZhou Longyun, Dacheng Liantong, HangZhou Xuzhihang, Guanpeng and Taikexi were disposed on March 31, 2023. Please refer to note 24 for the details.

(2)	On November 28, 2022, the Company entered into a sale and purchase agreement with Antalpha to purchase 49% of equity interest of Metalpha from Antalpha at a consideration of US$2,500,000, which was satisfied by the allotment and issuance of 2,500,000 shares with par value of US$0.0001 in the capital of the Company. Upon completion of the transaction, Metalpha is an indirectly wholly-owned subsidiary of the Company. The transaction was completed on November 28, 2022.

(3)	Guanpeng has been deregistered on May 24, 2022.